Long-term Debt	6 Months Ended
Jun. 30, 2017
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:

Current portion of long-term debt, net of deferred financing costs:

	December 31, 2016	June 30, 2017
$1.3 billion Senior Secured Term Loan B Facility	$1,270,750	$-
$1.9 billion Secured Term Loan B Facility	1,838,250	-
$462 million Senior Secured Credit Facility	249,542	160,868
$500 million Senior Unsecured Notes	130,974	-
$800 million Senior Secured Notes	459,723	-
Less: Deferred financing costs	(61,466)	(1,043)
Total debt	3,887,773	159,825
Less: Current portion	(640,557)	(159,825)
Long-term portion	$3,247,216	$-

Current portion of long-term debt, net of deferred financing costs subject to compromise:
	December 31, 2016	June 30, 2017
$1.3 billion Senior Secured Term Loan B Facility	$-	$1,267,500
$1.9 billion Secured Term Loan B Facility	-	1,833,500
$500 million Senior Unsecured Notes	-	130,974
$800 million Senior Secured Notes	-	459,723
Less: Deferred financing costs	-	(50,998)
Total debt	-	3,640,699
Less: Current portion	-	(3,640,699)
Long-term portion	$-	$-

7.25% Senior Unsecured Notes due 2019
On March 26, 2014 the Company issued $500,000 aggregate principal amount of 7.25% Senior Unsecured Notes due 2019 (the "$500 million Senior Unsecured Notes"), offered in a private placement, resulting in net proceeds of approximately $493,625. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The Company used the net proceeds from the offering of the 7.25% Senior Unsecured Notes, together with cash on hand, and repurchased $462,300 of its 9.5% Senior Unsecured Notes, of which $500,000 in aggregate principal amount was outstanding prior to closing of the 7.25% Senior Unsecured Notes Offering, at a tender premium of 105.375%, while the remaining $37,700 was redeemed at a redemption price of 104.5% on May 13, 2014.
The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which would occur if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.
As of June 30, 2016, one of the Company's wholly owned subsidiary, has purchased in the open market an aggregate principal amount of $369,026 of these notes and the outstanding balance reported above, of  $130,974, is net of the notes repurchased. Effective March 21, 2017, the notes held by the Company's wholly owned subsidiary have been cancelled.
During the six-month period ended June 30, 2016 the purchase of the notes, resulted in a gain of $57,160 and is included in "Gain from repurchase of senior notes" in the accompanying unaudited interim condensed consolidated statement of operations.
6.50% Senior Secured Notes due 2017
On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. (the "Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "$800 million Senior Secured Notes") offered in a private offering. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.
The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries of the Issuer and are secured by certain assets of, and by a pledge of the stock of, the Issuer and the subsidiaries of the Issuer. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes at the time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereof to the date of the redemption.
Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than Dryships or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase.
As of June 30, 2016, two of the Company's wholly owned subsidiaries purchased in the open market an aggregate principal amount of $340,277 of these notes and the outstanding balance reported above, of $459,723, is net of the notes repurchased. Effective March 21, 2017, the notes held by the two wholly owned subsidiaries of the Company have been cancelled.
During the six-month periods ended June 30, 2016, the purchase of the notes, resulted in a gain of $67,841 and is included in "Gain from repurchase of senior notes" in the accompanying unaudited interim condensed consolidated statement of operations.
$1.3 billion Senior Secured Term Loan B Facility
On July 25, 2014, the Company's wholly owned subsidiary, Drillships Ocean Ventures Inc., entered into a $1.3 billion Senior Secured Term Loan B facility to repay the $1.35 billion Senior Secured Credit Facility, which had an outstanding loan balance of approximately $1.3 billion on that date. The New Term Loan B facility which is secured primarily by first priority mortgages on the vessels, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, bears interest at a fixed rate, and matures on July 25, 2021.
$1.9 billion Term Loan B Facility
On July 12, 2013,  the Company, through its wholly-owned subsidiaries, DFH (in provisional liquidation) and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975,000 ("Tranche B-1 Term Loans") and tranche B-2 term loans in an aggregate principal amount equal to $825,000 ("Tranche B-2 Term Loans" and, together with the "Tranche B-1 Term Loans", the "$1.9 billion Term Loan B Facility"), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016. The Term Loans are initially guaranteed by the Company and certain existing and future subsidiaries of DFH (in provisional liquidation) and are secured by certain assets of, and by a pledge of the stock of, DFH and the subsidiary guarantors. On July 26, 2013, the Company through its wholly-owned subsidiaries DFH (in provisional liquidation) and Drillships Projects Inc. entered into an incremental amendment to the $1,800,000 senior term loan for additional tranche B-1 term loans in an aggregate principal amount of $100,000.
On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.
$462 million Senior Secured Credit Facility
On February 13, 2015, the Company's wholly owned subsidiary, Drillship Alonissos Shareholders Inc., entered into a secured term loan facility agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, for up to $475,000 to partially finance the construction costs of the Ocean Rig Apollo. This facility has a 5 year term and bears interest at LIBOR plus a margin. On March 3, 2015, the Company drew down an amount of $462,000 under this facility and pledged restricted cash of $15,000, as of June 30, 2016, associated with the respective loan. On February 11, 2016, the client of the Ocean Rig Apollo sent to the Company a notice of termination. Under the $462,000 Senior Secured Credit Facility, the Company was required to find a new Satisfactory Drilling Contract (as defined in the loan agreement) by May 21, 2016. The Company did not secure a new drilling contract for the Ocean Rig Apollo and, therefore, was required to make a mandatory prepayment of approximately $145,894 on August 22, 2016.
On August 31, 2016, the Company's wholly owned subsidiary, Drillship Alonissos Shareholders Inc., entered into an amendment to the term loan facility agreement in consideration for the lenders agreeing: (i) to reduce the amount of the mandatory prepayment from $145,894 to $125,000; (ii) to release the Company as Guarantor and from all obligations, actual or contingent, joint or several, now or at any time outstanding; (iii) to waive any existing breaches and, (iv) the cold-stacking of the drilling unit. Furthermore, a trust was formed, namely "Drillship Alonissos Stock Trust" (the "Trust"), in which the Company has transferred the shares of Drillship Alonissos Shareholders Inc. together with the shares of Drillship Alonissos Owners Inc., previously held by Drillship Alonissos Shareholders Inc. Additionally, the repayment schedule of the loan was altered to include a cash sweep term authorizing the lenders to transfer any excess cash flow on a monthly basis, as a prepayment pro rata across the loan, therefore, leading to the full repayment of the loan by June 2018, whereas according to the initial repayment schedule it would have been fully repaid by June 2020. Following the repayment, the Trust, will be dissolved and shares will be returned to their initial holders.
The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries.
Certain of the Company's debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and restrict, without the lender's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends, change the management and ownership of its drilling units, incur additional indebtedness, incur and create liens on its assets, change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.
Total interest and debt amortization cost incurred on long-term debt for the six-month periods ended June 30, 2016 and 2017, amounted to $129,791 and $136,118 respectively, of which $12,361 and $17,475 respectively, were capitalized as part of the cost of the drilling units under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying condensed consolidated statement of operations.
The Company's weighted average interest rates on the above bank loans and notes were 6.12% and 6.45%, as of June 30, 2016, and 2017, respectively.
The bank loans are payable in U.S. Dollars in quarterly and monthly instalments with balloon payments due at maturity between June 2018 to July 2021.
The annual principal payments required to be made after June 30, 2017, including balloon payments, totaling $3,852,565 due through June 2018, are as follows:

June 30, 2018	3,852,565
Total principal payments	3,852,565
Less: Financing fees	(52,041)
Total debt	$3,800,524